INCOME TAXES - Withholding Tax (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
INCOME TAXES
Withholding tax required on declared dividends upon the consummation of the Reorganization		¥ 0
Deferred tax liability not recognized
Distribution	¥ 100,000	200,000
Unrecognized deferred tax liability on undistributed earnings from the foreign subsidiaries		200,000
Deferred tax liability provided for the expected earnings distribution		¥ 20,000
Dividend Distribution, Withholding Tax		10.00%
Undistributed earnings from the foreign subsidiaries		¥ 1,610,000
Unrecognized deferred tax liability		¥ 161,000